BORROWINGS (Long-term Future Principal Repayments) (Details) (CNY)	Dec. 31, 2013	Dec. 31, 2012
BORROWINGS [Abstract]
2014	171,000,000
2015	4,000,000
Thereafter	358,000,000
Long-term Debt, Total	533,000,000	495,000,000